16. OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Current other liabilities	$ 3,057	$ 2,123
Noncurrent other liabilities	0	630
Total other liabilities	3,057	2,753
Debt obligations
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	0	276
Unamortized fair value of toll milling contracts
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	0	674
Flow-through share premium obligation
DisclosureOfOtherLiabilitiesLineItems [Line Items]
Total other liabilities	$ 3,057	$ 1,803